Income Taxes (Details) - Schedule of Statutory Income Tax Rate to Loss Before Income Taxes ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes [Abstract]
Statutory income tax (benefit)/expense ,Tax	₨ (283)	$ (3.7)	₨ (1,365)	₨ (646)
Statutory income tax (benefit)/expense ,Percent	34.94%	34.94%	34.94%	34.94%
Temporary differences reversing in the Tax Holiday Period ,Tax	₨ (9)	$ (0.1)	₨ (1,070)	₨ (386)
Temporary differences reversing in the Tax Holiday Period, Percent	(1.11%)	(1.11%)	27.40%	20.88%
Impact of changes in tax rate ,Tax				₨ 3
Impact of changes in tax rate ,Percent				(0.16%)
Permanent timing differences ,Tax	₨ 25	$ 0.3	₨ 1,423	₨ 1,327
Permanent timing differences ,Percent	(3.05%)	(3.05%)	(36.44%)	(71.81%)
Valuation allowance created / (reversed) during the year ,Tax	₨ 1,193	$ 15.7	₨ 871	₨ (111)
Valuation allowance created / (reversed) during the year ,Percent	(147.32%)	(147.32%)	(22.30%)	6.03%
Tax adjustment relating to earlier years, Tax	₨ 42	$ 0.6
Tax adjustment relating to earlier years, Percent	(5.19%)	(5.19%)
Withholding tax on interest on Inter-Company debt related to green bonds, Tax	₨ 367	$ 4.8	₨ 384	₨ 258
Withholding tax on interest on Inter-Company debt related to green bonds, Percent	(45.31%)	(45.31%)	(9.83%)	(13.96%)
Other difference ,Tax	₨ (37)	$ (0.5)	₨ 53	₨ 44
Other difference ,Percent	4.57%	4.57%	(1.36%)	(2.38%)
Total ,Tax	₨ 1,316	$ 17.3	₨ 296	₨ 489
Total ,Percent	(162.46%)	(162.46%)	(7.58%)	(26.46%)